UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 08/31/2010

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2010 (Unaudited)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.3%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$750	$840,945

Arizona — 4.3%
Arizona Health Facilities Authority, RB, Banner Health, Series A, 5.00%, 1/01/20	2,000	2,164,280
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/17	2,500	2,921,675
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,629,540
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,245,600
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,500	1,587,855
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,116,520
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	1,051,540

		12,717,010

Arkansas — 0.3%
Benton County Public Facilities Board, Refunding RB, BCCSO Project, Series A, 5.00%, 6/01/22	785	837,752

California — 11.6%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	555	550,022
Antelope Valley Healthcare District California, RB, Series A, 5.25%, 9/01/17	2,000	2,007,860
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles, 5.32%, 6/01/21 (b)	5,225	4,687,974
California HFA, RB, AMT, Home Mortgage:
Series E, 4.70%, 8/01/24	1,200	1,094,988
Series I, 4.60%, 8/01/21	2,500	2,370,950
Series K, 4.55%, 8/01/21	2,715	2,547,512

Municipal Bonds	Par (000)	Value

California (concluded)
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	$2,500	$2,345,775
California Pollution Control Financing Authority, Refunding RB, AMT (FGIC), Pacific Gas:
Series A, 4.75%, 12/01/23	4,000	4,034,920
Series C, 4.75%, 12/01/23	1,000	1,008,730
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,067,410
Los Angeles Unified School District California, GO, Refunding, Series A-1 (NPFGC), 4.50%, 7/01/25	6,735	6,958,669
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,608,228
State of California, GO, Various Purpose, 5.25%, 10/01/21	750	862,560

		34,145,598

Colorado — 1.2%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	3,170	3,455,205

Florida — 3.9%
Broward County School Board Florida, COP, Series C (AGM), 5.25%, 7/01/17	3,410	3,816,233
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/22	2,000	2,418,200
Miami-Dade County IDA, RB, Waste Management Inc. Project, Series 1, Mandatory Put Bonds, AMT, 7.00%, 12/01/18 (c)	1,300	1,315,652
Panther Trace II Community Development District, Special Assessment Bonds, Special Assessment:
5.13%, 11/01/13	865	761,511
Series B, 5.00%, 11/01/10	280	268,604

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2010	1

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/10	$160	$139,072
Tolomato Community Development District, Special Assessment Bonds, Special Assessment, 6.38%, 5/01/17	3,130	2,765,731

		11,485,003

Georgia — 2.2%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	1,000	1,114,130
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,050,557
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM), 4.00%, 8/01/22 (d)	1,430	1,453,180
State of Georgia, GO, Series G, 5.00%, 12/01/17	2,250	2,768,355

		6,386,222

Guam — 0.4%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	596,813
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	655	697,418

		1,294,231

Idaho — 2.0%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/17	5,000	5,867,750

Illinois — 3.1%
City of Chicago Illinois, Refunding ARB, General, Third Lien, Series A-2, AMT (AGM), 5.25%, 1/01/14	5,000	5,499,250
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	675	675,770
Du Page County Forest Preservation District Illinois, GO, Refunding, Series A, 3.50%, 11/01/24	2,490	2,520,851
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	475	481,835

		9,177,706

Indiana — 0.8%
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,223,140

Iowa — 0.4%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, 5.00%, 9/01/20	1,000	1,039,090

Kansas — 1.5%
Kansas Development Finance Authority, Refunding RB: Adventist Health, 5.00%, 11/15/23	500	561,075

Municipal Bonds	Par (000)	Value

Kansas (concluded)
Kansas Development Finance Authority, Refunding RB (concluded):
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	$1,000	$1,092,090
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	1,675	1,720,945
Stormont, Vail Healthcare, Series F, 5.00%, 11/15/21	1,000	1,069,110

		4,443,220

Kentucky — 2.3%
Kenton County Airport Board Kentucky, Refunding RB, Cincinnati/Northern Kentucky, Series A, AMT (NPFGC), 5.63%, 3/01/15	2,000	2,089,160
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	2,350	2,460,097
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,308,020

		6,857,277

Louisiana — 0.5%
New Orleans Aviation Board Louisiana, Refunding RB, Restructuring GARB, Series A-2 (AGC), 6.00%, 1/01/23	250	294,428
Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A, 5.25%, 11/15/13	1,000	1,084,490

		1,378,918

Maryland — 1.4%
County of Anne Arundel Maryland, GO, Refunding, Consolidated General Improvement, 5.00%, 3/01/15	1,455	1,710,542
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	265,860
State of Maryland, GO, State & Local Facilities Loan, First Series, 5.00%, 3/01/15	1,745	2,057,372

		4,033,774

Massachusetts — 2.1%
Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	2,500	2,433,900
5.50%, 1/01/15	4,000	3,881,680

		6,315,580

Michigan — 4.3%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	5,000	5,578,700
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Henry Ford Health, 5.00%, 11/15/20	1,000	1,056,580
Hospital, Henry Ford Health, 5.25%, 11/15/24	2,600	2,701,738

2	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2010

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan State Hospital Finance Authority, Refunding RB (concluded):
McLaren Health Care, 5.25%, 5/15/16	$1,000	$1,115,750
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont, Series W, 6.25%, 8/01/23	2,000	2,122,540

		12,575,308

Minnesota — 1.2%
City of St. Cloud Minnesota, RB, CentraCare Health System, Series A, 4.25%, 5/01/21	1,225	1,274,233
Minnesota Higher Education Facilities Authority, RB:
Gustavus Adolphus Child & Family Services, Inc., Series 7-B, 5.00%, 10/01/23	1,545	1,725,610
St. Olaf College, Series 7-F, 3.50%, 10/01/25	500	494,670

		3,494,513

Mississippi — 0.6%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	1,000	1,000,020
Mississippi Hospital Equipment & Facilities Authority, Refunding RB, Baptist Memorial Healthcare, Series B2, 4.50%, 9/01/23	750	793,807

		1,793,827

Missouri — 1.0%
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care, Series B, 4.25%, 6/01/25	2,850	2,893,092

Montana — 0.4%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	1,125	1,254,533

Nebraska — 0.4%
Omaha Convention Hotel Corp., Refunding RB, Convention Center Project, First Tier (AMBAC), 5.00%, 2/01/19	1,110	1,240,192

Nevada — 0.6%
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	1,700	1,830,169

New Jersey — 6.5%
City of Newark New Jersey, GO, Series A, 4.00%, 10/01/22	1,050	1,089,281
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series C, AMT, 5.10%, 6/01/23	2,000	2,131,120
School Facilities Construction, Series AA, 4.25%, 12/15/24	1,000	1,043,950
School Facilities Construction, Series W, 5.00%, 9/01/15	2,500	2,864,525

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.50%, 12/01/20	$2,000	$2,371,300
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
4.50%, 12/01/20	2,000	2,125,400
4.75%, 12/01/21	600	641,124
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC) (e):
5.20%, 12/15/24	3,850	1,987,870
5.61%, 12/15/25	480	232,776
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.50%, 12/15/23	1,350	1,648,107
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	2,325	2,185,035
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/23	800	824,480

		19,144,968

New York — 16.8%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	2,000	2,220,640
Sub-Series I-1, 5.50%, 4/01/21	2,000	2,434,120
Sub-Series I-1, 5.13%, 4/01/25	845	973,068
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	375	432,281
Metropolitan Transportation Authority, RB:
Series A (NPFGC), 5.00%, 11/15/24	1,000	1,112,430
Transportation, Series A, 5.00%, 11/15/25	500	543,225
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.13%, 1/01/29	2,000	2,110,600
Series B, 5.25%, 11/15/25	1,500	1,759,110
New York City Industrial Development Agency, Refunding RB:
New York Stock Exchange Project, Series A, 4.25%, 5/01/24	500	524,750
Terminal One Group Association Project, AMT, 5.50%, 1/01/21 (c)	1,500	1,585,605
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	976,429
New York State Dormitory Authority, RB:
Interagency Council Pooled, Series A-1, 4.25%, 7/01/25	3,000	3,102,300
Master BOCES Program Lease (AGM), 3.50%, 8/15/25	3,950	3,864,285
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	500	542,620
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	603,807

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2010	3

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York State Dormitory Authority, RB (concluded):
University of Rochester, Series E, 4.00%, 7/01/24	$1,015	$1,079,828
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	1,200	1,229,532
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	750	800,693
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	1,000	1,081,180
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,140	1,244,549
NYU Hospital Center, Series A, 5.00%, 7/01/20	1,000	1,055,240
New York State Energy Research & Development Authority, RB, Lilco Project, Series A (NPFGC), 5.15%, 3/01/16	1,000	1,029,620
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/30	2,000	2,116,740
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,470	1,678,240
Port Authority of New York & New Jersey, RB, AMT:
Consolidated, 155th Series (AGM), 5.50%, 7/15/18	3,000	3,439,110
Special Project, JFK International Air Terminal, Series 6 (NPFGC), 6.25%, 12/01/13	2,000	2,139,500
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	2,000	2,154,080
Rockland County Solid Waste Management Authority, RB, Series A, 3.75%, 12/15/24	2,250	2,255,625
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	1,200	1,281,000
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 5.63%, 1/01/13	1,000	1,015,680
Yonkers Economic Development Corp., Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	3,000	3,068,340

		49,454,227

North Carolina — 0.2%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	475	513,252

Ohio — 2.1%
Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp., 5.63%, 10/01/19	1,000	1,080,760

Municipal Bonds	Par (000)	Value

Ohio (concluded)
State of Ohio, GO:
Highway Capital Improvements, Buckeye Savers Program, Series L, 5.00%, 5/01/16	$2,340	$2,798,734
Natural Resources, Series L, 5.00%, 10/01/14	1,835	2,142,784

		6,022,278

Oregon — 3.3%
Oregon State Department of Transportation, RB, Series A, 5.00%, 11/15/16 (f)	5,000	6,042,400
Oregon State Housing & Community Services Department, RB, S/F Mortgage Program, Series B, AMT:
4.50%, 1/01/23	1,765	1,786,392
4.50%, 7/01/23	1,730	1,750,967

		9,579,759

Pennsylvania — 3.2%
Montgomery County IDA Pennsylvania, RB, New Regional Medical Center Project (FHA), 5.00%, 8/01/24	1,500	1,606,515
Pennsylvania HFA, RB, Series 103C, 4.38%, 4/01/18	1,160	1,243,625
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/24	3,400	3,847,678
South Fork Municipal Authority, RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	2,475	2,815,733

		9,513,551

Puerto Rico — 3.8%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement:
Series A (NPFGC), 5.50%, 7/01/21	3,100	3,460,561
Series A-4 (AGM), 5.25%, 7/01/30	725	780,680
Government Development Bank for Puerto Rico, RB, Senior Series B, 5.00%, 12/01/17	1,500	1,627,350
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B, 5.00%, 7/01/18	2,250	2,402,100
Puerto Rico Electric Power Authority, RB, Series CCC, 4.25%, 7/01/23	640	663,949
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,319,140

		11,253,780

Rhode Island — 1.1%
Rhode Island Health & Educational Building Corp., RB, University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	500	546,040
Rhode Island Housing & Mortgage Finance Corp., RB, AMT, Homeownership Opportunity:
Series 55-B, 4.55%, 10/01/22	500	505,760
Series 57-B, 5.15%, 4/01/22	1,000	1,025,760

4	BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2010

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Rhode Island (concluded)
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.13%, 12/01/23	$970	$1,015,231

		3,092,791

South Carolina — 2.6%
County of Florence South Carolina, RB, McLeod Regional Medical Center, Series A, 4.00%, 11/01/23	3,500	3,481,415
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	4,115	4,229,027

		7,710,442

Tennessee — 1.8%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB,
Erlanger Health (AGM):
5.00%, 10/01/21	1,450	1,595,073
5.00%, 10/01/22	1,620	1,767,452
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/25	890	991,246
5.25%, 11/01/27	750	814,118

		5,167,889

Texas — 3.1%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	1,000	1,006,030
City of Houston Texas, RB, Subordinate Lien, Series A, AMT (AGM), 5.88%, 7/01/15	3,500	3,512,180
City of San Antonio Texas, RB, AMT (AGM), 5.25%, 7/01/19	3,055	3,407,730
Red River Education Financing Corp., Refunding RB, Higher Education, Texas Christian University, 4.25%, 3/15/26	1,000	1,052,070

		8,978,010

Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A (AMBAC), 6.00%, 12/01/23	775	784,874

Virginia — 1.6%
Fredericksburg EDA, Refunding RB, MediCorp Health System Obligation, 5.00%, 6/15/17	1,550	1,719,957
White Oak Village Shops Community Development Authority, Special Assessment Bonds, Special Assessment, 5.30%, 3/01/17	2,802	2,860,618

		4,580,575

Washington — 1.8%
Kitsap County School District No. 400 North Kitsap Washington, GO, Refunding (AGM), 5.13%, 12/01/16	4,650	5,432,781

Municipal Bonds	Par (000)	Value

West Virginia — 1.6%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A:
5.13%, 9/01/23	$1,000	$1,081,740
5.50%, 9/01/25	2,000	2,083,380
West Virginia Housing Development Fund, RB, Housing Finance, Series A, AMT, 4.45%, 11/01/22	1,400	1,427,174

		4,592,294

Wisconsin — 0.3%
Wisconsin Housing & EDA, RB, Series C, AMT, 4.85%, 9/01/26	1,000	1,012,840

Total Municipal Bonds – 96.9%		284,414,366

Municipal Bonds Transferred to Tender Option Bond Trusts (g)

New York — 0.4%
City of New York New York, GO, Sub- Series B-1, 5.25%, 9/01/22	1,000	1,172,950

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 0.4%		1,172,950

Investment Companies	Shares

BlackRock Insured Municipal Term Trust, Inc. (h)	99,700	999,991

Total Investment Companies – 0.3%		999,991

Total Long-Term Investments (Cost – $270,502,105) – 97.6%		286,587,307

Short-Term Securities

FFI Institutional Tax-Exempt Fund, 0.22% (h)(i)	8,402,989	8,402,989

Total Short-Term Securities (Cost – $8,402,989) – 2.9%		8,402,989

Total Investments (Cost – $278,905,094*) – 100.5%		294,990,296
Liabilities in Excess of Other Assets – (0.3)%		(1,020,241)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (0.2)%		(500,703)

Net Assets – 100.0%		$293,469,352

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$278,405,094

Gross unrealized appreciation	$17,425,550
Gross unrealized depreciation	(1,340,348)

Net unrealized appreciation	$16,085,202

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2010	5

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	Variable rate security. Rate shown is as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Barclays Bank Plc	$1,453,180	$43,229

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Shares Purchased		Shares Sold	Shares Held at August 31, 2010	Value at August 31, 2010	Realized Gain (Loss)	Income

BlackRock Insured Municipal Term Trust, Inc.	99,700	—		—	99,700	999,991	—	$3,490
FFI Institutional Tax-Exempt Fund	4,191,720	4,211,269	*	—	8,402,989	8,402,989	—	$3,818

	*	Represents net shares purchased.

(i)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2010	6

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

The following table summarizes the inputs used as of August 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$999,991	$285,587,316	—	$286,587,307
Short-Term Securities	8,402,989	—	—	8,402,989

Total	$9,402,980	$285,587,316	—	$294,990,296

[1]	See above Schedule of Investments for values in the state or political subdivision excluding Level 1, Investment Companies, within the table.

BLACKROCK MUNICIPAL SERIES TRUST	AUGUST 31, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 25, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 25, 2010